Schedule of deferred income tax asset (liability) (Details) - CAD ($)	May 31, 2019	May 31, 2018
Deferred tax assets:
Deferred tax assets	$ 5,139,132	$ 4,231,322
Unrecognized deferred tax assets	(5,139,132)	(4,231,322)
Deferred tax liabilities	(145,221)	(197,314)
Net deferred income tax asset (liability)	(145,221)	(197,314)
Mineral expenditures and capital assets
Deferred tax assets:
Deferred tax assets	1,519,734	1,486,243
Unrecognized deferred tax assets	(5,752,246)	(5,628,645)
Share issue costs
Deferred tax assets:
Deferred tax assets	182,079	76,109
Unrecognized deferred tax assets	(674,367)	(281,884)
Non-capital losses and others
Deferred tax assets:
Deferred tax assets	3,437,319	2,668,970
Unrecognized deferred tax assets	$ (15,487,395)	$ (12,383,172)